Share capital - Ownership (Details)	12 Months Ended
Dec. 31, 2023 shares
Share capital
Number of shares outstanding	110,059,471
% of voting capital and total shares	100.00%
A10 Fundo de Investimento de Aes
Share capital
Number of shares outstanding	47,684,968
% of voting capital and total shares	43.33%
Fitpart Fund Administration Services Limited
Share capital
Number of shares outstanding	5,462,539
% of voting capital and total shares	4.96%
BlackRock, Inc.
Share capital
Number of shares outstanding	5,438,129
% of voting capital and total shares	4.94%
Nucleo Capital Fund
Share capital
Number of shares outstanding	2,996,787
% of voting capital and total shares	2.72%
Other Investors
Share capital
Number of shares outstanding	48,477,048
% of voting capital and total shares	44.05%